PROPERTY, PLANT AND EQUIPMENT, NET (Schedule of Property, Plant and Equipment Net) (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
PROPERTY, PLANT AND EQUIPMENT, NET [Line Items]
Less: Accumulated depreciation	$ (16,215,671)	$ (8,388,858)
Property, plant and equipment Before Construstruction	180,073,790	118,834,532
Property, plant and equipment, net	190,787,262	154,659,077
Land [Member]
PROPERTY, PLANT AND EQUIPMENT, NET [Line Items]
Property, plant and equipment, gross	282,000	282,000
Plant and machinery [Member]
PROPERTY, PLANT AND EQUIPMENT, NET [Line Items]
Property, plant and equipment, gross	789,931	1,097,710
Motor vehicles [Member]
PROPERTY, PLANT AND EQUIPMENT, NET [Line Items]
Property, plant and equipment, gross	183,664	50,971
Office equipment [Member]
PROPERTY, PLANT AND EQUIPMENT, NET [Line Items]
Property, plant and equipment, gross	102,326	39,247
Construction in progress [Member]
PROPERTY, PLANT AND EQUIPMENT, NET [Line Items]
Property, plant and equipment, gross	10,713,472	35,824,545
Power stations [Member]
PROPERTY, PLANT AND EQUIPMENT, NET [Line Items]
Property, plant and equipment, gross	$ 194,931,540	$ 125,753,462